Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 672	$ 1,210	$ 2,009
Estimated amortization expense in 2014	364
Estimated amortization expense in 2015	224
Estimated amortization expense in 2016	127
Estimated amortization expense in 2017	60
Estimated amortization expense in 2018	34
Impairment charge - trade name			165
Write-offs of fully amortized finite-lived intangible assets	6,217	191
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 9 months 19 days
Licenses	56,433	52,352
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 8 months 12 days
Customer lists and relationships written off in sale		3,187
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	12 years 2 months 12 days
Wireless [Member]
Finite Lived Intangible Assets [Line Items]
Licenses	$ 56,399	$ 52,318